CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 71,332	$ 9,879	¥ 65,573	¥ 47,079
Foreign currency translation:
Change in unrealized (losses) gains, net of tax	13,502	1,870	22,332	(15,470)
Share of other comprehensive income of equity method investees:
Change in unrealized (losses) gains	980	136	1,493	(784)
Interest rate swaps under hedge accounting and others:
Change in unrealized gains (losses)	(97)	(13)	10	157
Other comprehensive (loss) income	14,385	1,993	23,835	(16,097)
Total comprehensive income	85,717	11,872	89,408	30,982
Total comprehensive loss attributable to noncontrolling interests	8,364	1,158	6,480	17,361
Total comprehensive income attributable to ordinary shareholders	¥ 94,081	$ 13,030	¥ 95,888	¥ 48,343